Trade and Other Receivables	9 Months Ended
Sep. 30, 2025
Trade and Other Receivables [Line Items]
Trade and Other Receivables

17. Trade and other receivables

Trade and other receivables of the Group are composed of the following:

Current	September 30, 2025	December 31, 2024
Trade receivables	507,622	457,312
Loss allowance	(1,064)	(148)
Trade receivables net	506,558	457,164
Advances and other receivables(i)	69,831	39,549
Total Current Trade and other receivables	576,389	496,713

Non-current
Advances and other receivables(i)	13,823	18,044
Total Non-current Trade and other receivables	13,823	18,044

(i)
As of September 30, 2025, the Company recognized USD 2,077 write-off of Advances and other receivables due from a third-party payment processor given its current view on recoverability of the asset.

Trade receivables represent uncollateralized gross amounts due from acquirers, processors, merchants and collection entities for services performed that will be collected in less than one year. As a result, they are classified as current. All Trade and other receivables have been assigned a “normal” credit risk rating which applies to financial assets for which a significant increase in credit risk has not occurred since initial recognition.

Advances and other receivables include payments made in advance as well as tax credits.

Loss allowance and impairment losses

The following table presents the evolution of the loss allowance:

	September 30, 2025	September 30, 2024
As of January 1	(148)	(459)
(Increase)/decrease in loss allowance for trade receivables	(1,796)	—
Write-off	880	417
As of September 30	(1,064)	(42)
Net impairment (loss)/gain for trade receivables	(1,796)	93

For purposes of initial recognition and subsequent measurement, the Group applies the simplified approach to determine expected credit losses on trade receivables.

To measure the expected credit losses, trade and other receivables have been grouped based on shared credit risk characteristics and the days past due.

The expected loss rates are based on the payment profiles of debtors over a period of 48 months before year end and the corresponding historical credit losses experienced within this period. The historical loss rate is adjusted to reflect current and forward-looking information on credit risk ratings of the countries in which the Group sells its services which affects the ability of the debtors to settle the receivables. On that basis, the average expected credit loss rate was determined at 0.3% for the nine months ended September 30, 2025 (0.1% in the nine months ended September 30, 2024).